UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:__811-09401______

_______BlackRock Strategic Municipal Trust_______
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President

BlackRock Strategic Municipal Trust

      40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:_888-825-2257__________________

Date of fiscal year end:___December 31, 2006
Date of reporting period:__September 30, 2006

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2006 (unaudited)

BlackRock Strategic Municipal Trust (BSD)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—144.8%
			Alabama—9.6%
AAA	$ 320		Birmingham Wtr. Wks. & Swr. Brd. RB, Ser. A, 4.50%, 1/01/35, FSA	01/16 @ 100	$ 318,963
Baa3	3,000		Courtland Ind. Dev. Brd. PCRB, Champion Intl. Corp. Proj., Ser. A, 6.70%, 11/01/29, AMT	11/09 @ 101	3,218,070
AA	7,000		Pub. Sch. & Coll. Auth. Cap. Impvt. RB, Ser. C, 5.75%, 7/01/18	07/09 @ 101.5	7,463,470

					11,000,503

			Arizona—0.8%
			San. Luis Fac. Dev. Corp. RB, Regl. Detention Ctr. Proj.,
NR	210		6.25%, 5/01/15	05/10 @ 107	213,364
NR	210		7.00%, 5/01/20	05/10 @ 107	213,877
NR	420		7.25%, 5/01/27	05/10 @ 107	431,092

					858,333

			California—10.9%
AAA	5,000		California GO, 5.00%, 3/01/33	03/15 @ 100	5,226,650
			Cnty. Tobacco Sec. Agcy. RB,
BBB-	585		Ser. B, Zero Coupon, 6/01/46	06/16 @ 17.602	53,153
BB	3,095		Ser. C, Zero Coupon, 6/01/55	06/16 @ 8.9	128,907
NR	3,955		Stanislaus Cnty. Proj., Ser. D, Zero Coupon, 6/01/55	06/16 @ 6.219	118,531
AA-	1,835		Univ. of California RB, Ser. B, 4.75%, 5/15/38	05/13 @ 101	1,853,607
AAA	5,000		West Valley-Mission Cmnty. Coll. Dist. GO, Election 2004 A, 4.75%, 8/01/30, FSA	08/16 @ 100	5,126,050

					12,506,898

			Colorado—3.1%
AAA	10,000		Northwest Pkwy. Pub. Hwy. Auth. RB, Ser. B, Zero Coupon, 6/15/30, FSA	06/11 @ 31.387	2,577,400
Baa2	440		Park Creek Met. Dist. Ppty. Tax RB, 5.50%, 12/01/37	12/15 @ 101	457,890
AAA	445		Springs Co. Utils. RB, Ser. C, 5.00%, 11/15/45, FSA	11/15 @ 100	463,152

					3,498,442

			Connecticut—8.5%
			Mashantucket Western Pequot Tribe RB,
Baa3	1,500	[3]	Ser. A, 5.50%, 9/01/28	09/09 @ 101	1,544,895
Baa3	8,000	[3]	Ser. B, 5.75%, 9/01/27	09/07 @ 102	8,221,040

					9,765,935

			Florida—14.3%
NR	1,730		Arborwood Cmnty. Dev. Dist. SA, Master Infrastructure Proj., Ser. B, 5.10%, 5/01/14	No Opt. Call	1,760,344
BBB+	1,050		Halifax Hosp. Med. Ctr. RB, Ser. A, 5.00%, 6/01/38	06/16 @ 100	1,081,070
NR	3,300		Hillsborough Cnty. Ind. Dev. Auth. RB, Nat. Gypsum Proj., Ser. A, 7.125%, 4/01/30, AMT	10/10 @ 101	3,608,616
AAA	530		JEA Wtr. & Swr. Sys. RB, Ser. A, 4.75%, 10/01/36, MBIA	04/11 @ 100	534,691
BB+	2,045		Miami Beach Hlth. Facs. Auth. RB, Mt. Sinai Med. Ctr. Proj., 6.75%, 11/15/21	11/14 @ 100	2,312,486
AAA	5,265		Orange Cnty. Tourist Dev. RB, 4.75%, 10/01/32, XLCA	10/16 @ 100	5,395,519
NR	1,625		Sumter Landing Cmnty. Dev. Dist. RB, Ser B, 5.70%, 10/01/38	10/15 @ 100	1,651,813

					16,344,539

			Illinois—10.2%
NR	850	[3]	Centerpoint Intermodal Ctr. Prog. Trust TA, Ser. A, 8.00%, 6/15/23	No Opt. Call	871,463
AAA	520	[4]	Chicago Brd. of Ed. Sch. Reform GO, 5.75%, 12/01/07, AMBAC	N/A	543,312
AAA	5,000		Edl. Fac. Auth. RB, Northwestern Univ. Proj., 5.00%, 12/01/33	12/13 @ 100	5,204,050
			Fin. Auth. RB,
BB+	295		Friendship Vlg. Schaumburg Proj., Ser. A, 5.625%, 2/15/37	02/15 @ 100	301,652
Baa2	375		Student Hsg. MJH Ed. Asst. Living Proj., Ser. A, 5.125%, 6/01/35	06/14 @ 100	382,301
Baa3	300		Student Hsg. MJH Ed. Asst. Living Proj., Ser. B, 5.375%, 6/01/35	06/14 @ 100	305,739
BBB	725		Student Hsg. Edl. Advancement Fund Proj., Inc., Ser. B, 5.00%, 5/01/25	11/16 @ 100	746,337
BBB	580		Student Hsg. Edl. Advancement Fund Proj., Inc., Ser. B, 5.00%, 5/01/30	11/16 @ 100	595,509
AAA	1,740		Mun. Elec. Agcy. Pwr. Sply. RB, 4.50%, 2/01/35, FGIC	02/16 @ 100	1,726,132
AAA	1,000		Vlg. of Bolingbrook GO, Ser. A, 4.75%, 1/01/38, MBIA	01/15 @ 100	1,014,240

					11,690,735

			Indiana—1.2%
AAA	1,325		Mun. Pwr. Agcy. Pwr. Sply. Sys. RB, Ser. A, 4.50%, 1/01/32, AMBAC	01/16 @ 100	1,324,921

BlackRock Strategic Municipal Trust (BSD) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			Kentucky—12.1%
AAA	$32,345		Econ. Dev. Fin. Sys. RB, Norton Hlth. Care, Inc. Proj., Ser. B, Zero Coupon, 10/01/24, MBIA	No Opt. Call	$ 13,850,776

			Louisiana—2.3%
AAA	2,500		Gas & Fuels Tax RB, Ser. A, 5.00%, 5/01/35, FGIC	05/15 @ 100	2,617,000

			Massachusetts—1.8%
AA	1,980		Wtr. Res. Auth. RB, Ser. A, 5.00%, 8/01/41	08/16 @ 100	2,077,040

			Michigan—2.5%
			Hosp. Fin. Auth. RB,
A1	730		Henry Ford Hlth. Sys. Proj., Ser. A, 5.25%, 11/15/46	11/16 @ 100	771,625
AAA	2,000	[4]	Mercy Hlth. Svcs. Proj., 5.75%, 8/15/09, MBIA	N/A	2,138,500

					2,910,125

			Missouri—4.1%
A2	2,000	[4]	Hlth. & Edl. Facs. Auth. Hlth. Facs. RB, St. Anthony’s Med. Ctr. Proj., 6.125%, 12/01/10	N/A	2,211,360
AAA	2,385		Joint Mun. Elec. Util. Comm. RB, Plum Point Proj., 4.60%, 1/01/36, MBIA	01/16 @ 100	2,420,751

					4,632,111

			Multi-State—5.7%
Baa1	2,000	[3]	Charter Mac Equity Issuer Trust, Ser. B, 7.60%, 11/30/50	11/10 @ 100	2,230,040
A3	4,000	[3]	MuniMae TE Bond Subsidiary LLC, Ser. A, 6.875%, 6/30/49	06/09 @ 100	4,265,240

					6,495,280

			Nebraska—1.1%
AA	1,205		Omaha Pub. Pwr. Dist. Elec. Sys. RB, Ser. A, 4.75%, 2/01/44	02/14 @ 100	1,219,050

			Nevada—3.9%
A+	905		Clark Cnty. Econ. Dev. RB, Alexander Dawson Sch. Proj., 5.00%, 5/15/29	05/16 @ 100	936,385
AAA	3,400		Truckee Meadows Wtr. Auth. RB, 4.875%, 7/01/34, XLCA	07/16 @ 100	3,499,450

					4,435,835

			New Jersey—0.6%
NR	645		Middlesex Cnty. Impvt. Auth. RB, Heldrich Ctr. Hotel Proj., Ser. B, 6.25%, 1/01/37	01/15 @ 100	666,820

			New York—14.0%
NR	315		Albany Indl. Dev. Agcy. RB, New Covenant Charter Sch. Proj., Ser. A, 7.00%, 5/01/35	05/15 @ 102	314,887
AA-	5,275		Liberty Dev. Corp. RB, 5.25%, 10/01/35	No Opt. Call	6,014,924
Aa1	2,470		Mtg. Agcy. Homeowner Mtg. RB, Ser. 85, 5.70%, 10/01/17	09/09 @ 100	2,583,966
B	6,000		New York City Indl. Dev. Agcy. RB, American Airlines, JFK Intl. Arpt. Proj., 7.75%,
			8/01/31, AMT	08/16 @ 101	7,094,160

					16,007,937

			Ohio—5.6%
AAA	6,265		Air Qual. Dev. Auth. PCRB, Dayton Pwr. & Lt. Co. Proj., 4.80%, 1/01/34, FGIC	07/15 @ 100	6,399,196

			Oklahoma—1.2%
B	1,225		Tulsa Mun. Arpt. Trust RB, Ser. A, 7.75%, 6/01/35, AMT	No Opt. Call	1,404,511

			Pennsylvania—7.5%
			Econ. Dev. Fin. Auth. RB,
A3	700		Amtrak Proj., Ser. A, 6.125%, 11/01/21, AMT	05/11 @ 101	754,649
A3	1,000		Amtrak Proj., Ser. A, 6.25%, 11/01/31, AMT	05/11 @ 101	1,084,930
A3	1,000		Amtrak Proj., Ser. A, 6.50%, 11/01/16, AMT	05/11 @ 101	1,095,620
NR	1,000		Amtrak Proj., Ser. G, 5.125%, 12/01/15, AMT	No Opt. Call	997,070
BB-	3,555		Reliant Energy Conv. Proj., Ser. A, 6.75%, 12/01/36, AMT	12/09 @ 103	3,824,007
AAA	720		Washington Cnty. Auth. RB, Cap. Fdg. & Equip. Proj., 6.15%, 12/01/29, AMBAC	No Opt. Call	769,997

					8,526,273

			Puerto Rico—1.6%
BBB	1,820		Comnwlth. Pub. Impvt. GO, Ser. B, 5.00%, 7/01/35	07/16 @ 100	1,885,192

			South Carolina—2.6%
			Jobs Econ. Dev. Auth. Hosp. Facs. RB, Palmetto Hlth. Proj.,
BBB+	2,225	[4]	Ser. C, 7.00%, 8/01/13	N/A	2,661,167
BBB+	275		Ser. C, 7.00%, 8/01/30	08/13 @ 100	320,435

					2,981,602

			Tennessee—1.9%
AAA	2,000		Memphis Shelby Cnty. Arpt. Auth. RB, Ser. D, 6.00%, 3/01/24, AMBAC, AMT	03/10 @ 101	2,123,280

BlackRock Strategic Municipal Trust (BSD) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			Texas—12.6%
BBB	$ 575		Alliance Arpt. Auth., Inc. Spl. Fac. RB, FedEx Corp. Proj., 4.85%, 4/01/21, AMT	04/16 @ 100	$ 582,860
AAA	4,750		Harris Cnty. Houston Sports Auth. RB, Ser. A, Zero Coupon, 11/15/38, MBIA	11/30 @ 61.166	902,025
AAA	4,060		La Joya Indpt. Sch. Dist. GO, 5.00%, 2/15/34, PSF	02/14 @ 100	4,211,601
AAA	1,500		Lower Colorado River Auth. RB, Ser. A, 5.50%, 5/15/21, AMBAC	05/09 @ 101	1,579,860
AAA	295		Montgomery Cnty. Mun. Util. Dist. No. 46 Wtr. Wks. & Swr. Sys. GO, 4.75%, 3/01/30, MBIA	03/14 @ 100	300,708
AAA	1,000		Pearland GO, 4.75%, 3/01/29, FGIC	03/16 @ 100	1,029,020
			Tpke. Auth. Central Sys. RB,
AAA	15,000		Zero Coupon, 8/15/31, AMBAC	08/12 @ 32.807	3,810,750
AAA	1,450		Ser. A, 5.00%, 8/15/42, AMBAC	08/12 @ 100	1,494,457
AA+	500		Wtr. Fin. Asst. GO, 5.75%, 8/01/22	08/10 @ 100	536,585

					14,447,866

			Utah—3.6%
			Intermountain Pwr. Agcy. RB,
AAA	2,675		5.75%, 7/01/19, MBIA	07/07 @ 102	2,769,053
AAA	1,325	[4]	Ser. B, 5.75%, 7/01/07, MBIA	N/A	1,372,687

					4,141,740

			Washington—1.6%
AAA	1,160		Hlth. Care Facs. Auth. RB, Providence Hlth. Care Svcs. Proj., Ser. A, 4.625%, 10/01/34, FGIC	10/16 @ 100	1,172,493
AAA	620		King Cnty. Swr. RB, 5.00%, 1/01/36, FSA	01/16 @ 100	650,355

					1,822,848

			Total Long-Term Investments (cost $153,572,188)		165,634,788

			SHORT-TERM INVESTMENTS—9.4%
			Tennessee—0.1%
VMIG1	90	[5]	Montgomery Cnty. Pub. Bldg. Auth. RB, 3.85%, 10/02/06, FRDD	N/A	90,000

	Shares
	(000)

			Money Market Funds—9.3%
NR	5,700		AIM Tax Free Cash Reserve Portfolio	N/A	5,700,000
NR	4,900		SSgA Tax Free Money Mkt. Fund	N/A	4,900,000

					10,600,000

			Total Short-Term Investments (cost $10,690,000)		10,690,000

			Total Investments—154.2% (cost $164,262,1886)		$176,324,788
			Other assets in excess of liabilities—0.0%		19,796
			Preferred shares at redemption value, including dividends payable—(54.2)%		(62,019,109)

			Net Assets Applicable to Common Shareholders—100%		$114,325,475

[1]	Using the highest of Standard & Poor’s, Moody’s Investors Services or Fitch’s ratings.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of September 30, 2006, the Trust held 15.0% of its net assets, with a current market value of $17,132,678, in securities restricted as to resale.
[4]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[5]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of September 30, 2006.
[6]	Cost for Federal income tax purposes is $164,234,320. The net unrealized appreciation on a tax basis is $12,090,468, consisting of $12,144,666 gross unrealized appreciation and $54,198 gross unrealized depreciation.

KEY TO ABBREVIATIONS

AMBAC	—	American Municipal Bond Assurance Corp.	PCRB	—	Pollution Control Revenue Bond
AMT	—	Subject to Alternative Minimum Tax	PSF	—	Public School Fund Guaranteed
FGIC	—	Financial Guaranty Insurance Co.	RB	—	Revenue Bond
FRDD	—	Floating Rate Daily Demand	SA	—	Special Assessment
FSA	—	Financial Security Assurance	TA	—	Tax Allocation
GO	—	General Obligation	XLCA	—	XL Capital Assurance
MBIA	—	Municipal Bond Insurance Assoc.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)___BlackRock Strategic Municipal Trust___

By: /s/ Donald C. Burke
_____________________________________________________________________
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Robert S. Kapito
_____________________________________________________________________
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: November 29, 2006

By: /s/ Donald C. Burke
_____________________________________________________________________
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: November 29, 2006